OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Voyages in progress (contract assets)	$ 13,105	$ 17,966
Trade accounts receivable	14,774	31,293
Other current assets (capitalized fulfillment costs)	3,233	5,905
Total	$ 31,112	$ 55,164